Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line items]
Deposits	$ 832,770	$ 808,124
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	147,638
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	286,932
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	398,200
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	785,451	764,401
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	47,319	43,723
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	261,409	258,139
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,779
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	149,660
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	95,970
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	480,414	457,284
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	112,076
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	136,898
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	231,440
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	30,710	26,723
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	19,783
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	374
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,553
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	60,237	65,978
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	60,237
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	91,885	91,074
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	565,862	549,270
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	13,498	12,894
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	108,741	107,607
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,217	5,963
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 46,567	$ 41,316